Significant Accounting Policies - Product Warranties and Stock Options (Details) - Forge Nano, Inc. $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) Options	Dec. 31, 2024 USD ($)
Significant Accounting Policies
Warranty term	1 year
Warranty expense	$ 52	$ 74
Warranty obligations as percentage of revenue recognized	10.00%
Warranty liability	$ 63	$ 152
Number of stock option plan | Options	1